[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


February 28, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re:  Van Kampen Unit Trusts, Municipal Series 852

          File No. 333-162285  CIK #1473356

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on February 24, 2012.


Very truly yours,

/s/ John F. Tierney

John F. Tierney
Vice President,
Van Kampen Funds Inc.